Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts payable	$ 1,172	$ 568	$ 193
Accrued compensation	206	193	212
Accrued vendors and other expenses	293	273	366
Total accounts payable and accrued liabilities	$ 1,671	$ 1,034	$ 771